Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,501,266	€ 1,546,602	€ 1,325,891
F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	206,345		177,346
P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	172,269	177,269	142,440
D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	154,769	152,269	138,639
A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	133,769	126,269	116,269
M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	154,269	151,769	131,769
P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	149,269	156,769	136,769
I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	131,269	131,269	116,269
S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	140,269	140,269	79,081
H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	121,269	121,269
S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	137,769	135,269
J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation		206,345	69,505
C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation			57,397
N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation		47,836	120,269
O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation			40,137
Membership [Member]
Information on remuneration [Line Items]
Key management personnel compensation	1,070,000	1,105,616	1,044,644
Membership [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	155,000	155,000	141,301
Membership [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	115,000	115,000	109,863
Membership [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	65,753
Membership [Member] | H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000
Membership [Member] | S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000
Membership [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation			53,507
Membership [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation			39,699
Membership [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation		35,616	100,000
Membership [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation			34,521
Committees [Member]
Information on remuneration [Line Items]
Key management personnel compensation	242,000	248,411	242,652
Committees [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,000	35,000	27,808
Committees [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,000		27,808
Committees [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,000	35,000	36,370
Committees [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	14,000	14,000
Committees [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	27,000	27,000	27,000
Committees [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	32,000	32,000	32,000
Committees [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	14,000	14,000
Committees [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	18,000	18,000	11,836
Committees [Member] | H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	14,000
Committees [Member] | S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	18,000	18,000
Committees [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation			12,082
Committees [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation		35,000	16,915
Committees [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation		6,411	18,000
Committees [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation			4,833
Other compensation [Member]
Information on remuneration [Line Items]
Key management personnel compensation	189,266	192,574	38,595
Other compensation [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	16,345	16,345	8,237
Other compensation [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	22,269	27,269	4,769
Other compensation [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	19,769	17,269	2,269
Other compensation [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	19,769	12,269	2,269
Other compensation [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	27,269	24,769	4,769
Other compensation [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	17,269	24,769	4,769
Other compensation [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	17,269	17,269	2,269
Other compensation [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	22,269	22,269	1,492
Other compensation [Member] | H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	7,269	7,269
Other compensation [Member] | S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	€ 19,769	17,269
Other compensation [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation			3,916
Other compensation [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation			783
Other compensation [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 5,808	2,269
Other compensation [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation			€ 783